Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative financial instruments
Schedule of Notional Amounts and Carrying Amounts of Derivative Instruments
The following table details quantitative information on the notional amount and carrying amount of trading derivative instruments:

	December 31, 2025
	Notional amount	Carrying amount of trading derivative
		Asset	Liability

Interest Rate Swap	536,716	1,569	(433)
	536,716	1,569	(433)
Hedging derivative financial instruments
The following table details quantitative information on the notional amounts and carrying amounts of the derivative instruments used for hedging by type of risk hedged and type of hedge:

	December 31, 2025
	Notional amount (2)	Carrying amount of hedging instruments
		Asset (1)	Liability (1)
Interest rate risk
Fair value hedges	1,217,765	26,075	(5,435)
Interest rate and foreign exchange risk
Fair value hedges	204,032	13,012	(9,730)
Cash flow hedges	1,113,263	30,750	(47,297)
Foreign exchange risk
Cash flow hedges	7,039	—	(44)
	2,542,099	69,837	(62,506)
B. Hedging derivative financial instruments (continued)

	December 31, 2024
	Notional amount (2)	Carrying amount of hedging instruments
		Asset (1)	Liability (1)
Interest rate risk
Fair value hedges	1,132,827	10,805	(2,667)
Interest rate and foreign exchange risk
Fair value hedges	186,288	—	(13,196)
Cash flow hedges	1,205,427	11,510	(125,842)
	2,524,542	22,315	(141,705)
(1)Included in the consolidated statement of financial position under the line Hedging derivative financial instruments - assets or liabilities.
(2)At December 31, 2025 the notional amounts of derivative financial instruments include $1,234.5 million (2024: $639.6 million) of interest rate swaps and cross currency interest rate swaps, which were designated in aggregate exposure hedges hedging underlying assets totaling $1,217.4 million (2024: $307.8 million).
The following table details the notional amounts and carrying amounts of derivative instruments used in fair value hedges by type of risk and hedged item, along with the changes during the years used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2025
	Notional amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (2)	Ineffectiveness recognized in profit or loss (2)
		Asset (1)	Liability (1)
Interest rate risk
Loans	25,000	—	(644)	(636)	(29)
Securities at amortized cost	164,600	—	(4,383)	(2,932)	655
Customer deposits	60,000	270	—	384	(7)
Repurchase agreements	60,485	147	(395)	9	(65)
Borrowings and debt	907,680	25,658	(13)	14,279	263
Interest rate and foreign exchange risk
Loans	11,938	—	(742)	(648)	74
Borrowings and debt	192,094	13,012	(8,988)	16,553	(431)
Total	1,421,797	39,087	(15,165)	27,009	460
B. Hedging derivative financial instruments (continued)

	December 31, 2024
	Notional amount	Carrying amount of hedging instruments		Changes in fair value used to calculate hedge ineffectiveness (2)	Ineffectiveness recognized in profit or loss (2)
		Asset (1)	Liability (1)
Interest rate risk
Customer deposits	131,000	1,235	(164)	(127)	(142)
Repurchase agreements	68,985	210	(592)	71	14
Borrowings and debt	932,842	9,360	(1,911)	(5,911)	(516)
Interest rate and foreign exchange risk
Borrowings and debt	186,288	—	(13,196)	(28,571)	1,074
Total	1,319,115	10,805	(15,863)	(34,538)	430
(1)Included in the consolidated statement of financial position under the line Hedging derivative financial instruments - assets or liabilities.
(2)Included in the consolidated statement of profit or loss under the line Gain (loss) on financial instruments, net.
The following table details the notional amounts and carrying amounts of derivative instruments used in cash flow hedges by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2025
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (2)	Ineffectiveness recognized in profit or loss (3)	Amount reclassified from the hedge reserve to profit or loss (4)
	Notional amount	Asset (1)	Liability (1)
Interest rate and foreign exchange risk
Loans	20,658	—	(1,697)	(1,810)	(1,810)	—	(44)
Borrowings and debt	1,092,605	30,750	(45,600)	100,248	100,802	554	(466)
Foreign exchange risk
Loans	7,039	—	(44)	(44)	(44)	—	(278)
Customer deposits	—	—	—	—	—	—	3
Borrowings and debt	—	—	—	—	—	—	22
Total	1,120,302	30,750	(47,341)	98,394	98,948	554	(763)

	December 31, 2024
		Carrying amount of hedging instruments		Change in fair value used for calculating hedge ineffectiveness	Changes in the fair value of the hedging instruments recognized in OCI (2)	Ineffectiveness recognized in profit or loss (3)	Amount reclassified from the hedge reserve to profit or loss (4)
	Notional amount	Asset (1)	Liability (1)
Interest rate and foreign exchange risk
Loans	19,509	1,372	—	1,256	1,258	2	24
Borrowings and debt	1,185,918	10,138	(125,842)	(163,797)	(164,418)	(621)	99
Total	1,205,427	11,510	(125,842)	(162,541)	(163,160)	(619)	123
B.    Hedging derivative financial instruments (continued)

(1) Included in the consolidated statement of financial position under the line Hedging derivative financial instruments - assets or liabilities.
(2) Included in equity in the consolidated statement of financial position under the line Other comprehensive income (loss).
(3) Hedge ineffectiveness attributable to matured hedges included in the consolidated statement of profit or loss in the line Gain (loss) on financial instruments, net.
(4) Hedging reserve attributable to expired hedges reclassified to the consolidated statement of profit or loss in the line Gain (loss) on financial instruments, net.

Schedule of Gains and Losses Resulting from Activities of Hedging Derivative Financial Instruments
The following table details the carrying amounts of the fair value hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2025
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Change in fair value of the hedged items used to calculate hedge ineffectiveness (1)
	Asset	Liability
Interest rate risk
Loans	25,938	—	Loans, net	607	607
Securities at amortized cost	169,643	—	Securities, net	3,587	3,587
Customer deposits	—	(60,477)	Customer deposits	(273)	(391)
Repurchase agreements	—	(61,027)	Securities sold under repurchase agreements	(168)	(74)
Borrowings and debt	—	(301,065)	Borrowings and debt, net	(10,171)	(14,016)
Interest rate and foreign exchange risk
Loans	12,117	—	Loans, net	722	722
Borrowings and debt	—	(196,801)	Borrowings and debt, net	(2,669)	(16,984)
Total	207,698	(619,370)		(8,365)	(26,549)
B. Hedging derivative financial instruments (continued)

	December 31, 2024
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	Changes in fair value of the hedged items used to calculate hedge ineffectiveness(1)
	Asset	Liability
Interest rate risk
Customer deposits	—	(132,667)	Customer deposits	(26)	(15)
Repurchase agreements	—	(69,443)	Securities sold under repurchase agreements	(57)	(57)
Borrowings and debt	—	(319,174)	Borrowings and debt, net	3,860	5,395
Interest rate and foreign exchange risk
Borrowings and debt	—	(173,469)	Borrowings and debt, net	14,316	29,645
Total	—	(694,753)		18,093	34,968
(1)Included in the consolidated statement of profit or loss under the line Gain (loss) on financial instruments, net.

Schedule of Maturity of Financial Instruments

	December 31, 2025
	Interest rate swap	Total
Over 2 to 5 years	286,716	286,716
More than 5 years	250,000	250,000
Total	536,716	536,716
The following table details the maturity of the notional amount for the derivative instruments used in fair value hedges:

	December 31, 2025
	Interest rate swaps	Cross currency swaps	Total
Up to 1 year	374,769	19,882	394,651
From 1 to 2 years	298,293	122,176	420,469
Over 2 to 5 years	515,435	51,849	567,284
More than 5 years	29,268	10,125	39,393
Total	1,217,765	204,032	1,421,797

	December 31, 2024
	Interest rate swaps	Cross currency swaps	Total
Up to 1 year	115,263	—	115,263
From 1 to 2 years	383,268	19,882	403,150
Over 2 to 5 years	605,028	156,281	761,309
More than 5 years	29,268	10,125	39,393
Total	1,132,827	186,288	1,319,115
The following table details the maturity of the derivative instruments used in cash flow hedges:

	December 31, 2025
	Foreign exchange forward contract	Cross currency swaps	Total
Up to 1 year	7,039	324,098	331,137
From 1 to 2 years	—	116,762	116,762
Over 2 to 5 years	—	643,135	643,135
More than 5 years	—	29,268	29,268
Total	7,039	1,113,263	1,120,302

	December 31, 2024
	Foreign exchange forward contract	Cross currency swaps	Total
Up to 1 year	—	454,581	454,581
From 1 to 2 years	—	303,441	303,441
Over 2 to 5 years	—	418,137	418,137
More than 5 years	—	29,268	29,268
Total	—	1,205,427	1,205,427

Schedule of Ineffectiveness Recognized in Profit (Loss)
The following table details the ineffectiveness recognized in profit or loss for the derivative instruments used in fair value hedges:

	December 31, 2025
	Current	Matured	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Loans	(29)	—	(29)
Securities at amortized cost	655	—	655
Customer deposits	(7)	—	(7)
Repurchase agreements	(65)	(28)	(93)
Borrowings and debt	263	144	407
Interest rate and foreign exchange risk
Loans	74	—	74
Borrowings and debt	(431)	—	(431)
Total	460	116	576

	December 31, 2024
	Current	Matured	Total
Ineffectiveness recognized in profit or loss
Interest rate risk
Loans	—	4	4
Securities at amortized cost	—	(58)	(58)
Customer deposits	(142)	(10)	(152)
Repurchase agreements	14	—	14
Borrowings and debt	(516)	6	(510)
Interest rate and foreign exchange risk
Loans	—	(1)	(1)
Borrowings and debt	1,074	127	1,201
Total	430	68	498
The following table details the ineffectiveness recognized in profit or loss for the derivative instruments used in cash flow hedges:

	December 31, 2025
	Current	Overdue	Total
Ineffectiveness recognized in profit or loss
Interest rate and foreign exchange risk
Loans	—	(44)	(44)
Borrowings and debt	554	(466)	88
Foreign exchange risk
Loans	—	(278)	(278)
Customer deposits	—	3	3
Borrowings and debt	—	22	22
Total	554	(763)	(209)

	December 31, 2024
	Current	Overdue	Total
Ineffectiveness recognized in profit or loss
Interest rate and foreign exchange risk
Loans	2	24	26
Borrowings and debt	(621)	99	(522)
Total	(619)	123	(496)

Schedule of Nominal Amounts and Carrying Amounts of the Cash Flow Hedge
The following table details the carrying amounts of the cash flow hedged items by type of risk and hedged item, along with the changes during the period used to determine and recognize the ineffectiveness of the hedge:

	December 31, 2025
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate and foreign exchange risk
Loans	21,191	—	Loans, net	1,810	61
Borrowings and debt	—	(1,101,787)	Borrowings and debt, net	(100,248)	(1,332)
Foreign exchange risk
Loans	7,077	—	Loans, net	44	(29)
Total	28,268	(1,101,787)		(98,394)	(1,300)

	December 31, 2024
	Carrying amount of hedged items		Line in the consolidated statement of financial position that includes the carrying amount of the hedged items	Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	Cash flow hedge reserve
	Asset	Liability
Interest rate risk
Interest rate and foreign exchange risk
Loans	19,964	—	Loans, net	(1,256)	37
Borrowings and debt	—	(1,087,247)	Borrowings and debt, net	163,797	(895)
Total	19,964	(1,087,247)		162,541	(858)
B.    Hedging derivative financial instruments (continued)